Provisions (Table)	12 Months Ended
Dec. 31, 2019
23. Provisions
Provisions
			Undrawn contractually committed facilities and guarantees provided[a]		Legal, competition and regulatory matters
	Onerous contracts	Redundancy and restructuring		Customer redress		Sundry provisions	Total
	£m	£m	£m	£m	£m	£m	£m
Barclays Bank Group
As at December 2018	90	68	217	127	411	214	1,127
Effects of changes in accounting policies[b]	(46)	-	-	-	-	-	(46)
As at 1 January 2019	44	68	217	127	411	214	1,081
Additions	11	86	373	20	286	35	811
Amounts utilised	(30)	(60)	-	(66)	(302)	(48)	(506)
Unused amounts reversed	-	(29)	(332)	(15)	(16)	(13)	(405)
Exchange and other movements	(5)	(2)	(6)	5	(5)	(17)	(30)
As at 31 December 2019	20	63	252	71	374	171	951

Note

a Undrawn contractually committed facilities and guarantees provisions are accounted for under IFRS 9.

b Upon adoption of IFRS 16 on 1 January 2019, £46m of onerous lease provisions in Barclays Bank Group were transferred to right of use asset impairment allowance. Please see page 107 in note 1 for further detail.